Other current assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other current assets
Prepayment	¥ 28,947,278	$ 3,965,761	¥ 21,956,225
Inventory	10,674,018	1,462,334	10,383,964
Receivables from third party payment service providers	12,693,037	1,738,939	7,833,192
Receivables from Funding Partners and other service providers	24,435,473	3,347,646	25,848,011
Receivable from broker for derivative collateral	267,280,381	36,617,262	411,567,717
Deposits prepaid to securities companies	1,231,094,816	168,659,298	50,143,583
Others	430,728,834	59,009,609	259,404,811
Total	2,005,853,837	274,800,849	787,137,503
Less: Allowance for other current assets	(72,671,045)	(9,955,892)	(116,860,992)	$ (16,009,890)	¥ (256,349,242)
Other current assets	¥ 1,933,182,792	$ 264,844,957	¥ 670,276,511